Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating activities
Net (loss) for the year	$ (43,450)	$ (32,583)	$ (363,812)
Adjustments for:
Amortization of right-of-use asset	20,175	20,176	18,494
Equity-settled share-based compensation	425,460	264,260	123,578
Office lease accretion per IFRS 16	7,360	9,620	10,438
Office base rent recorded as lease reduction per IFRS 16	(28,056)	(26,745)	(21,288)
Property acquisition and assessments costs	7,500
Interest expense - director's loans	0	78,822	100,000
Loss on sales of marketable securities	0	2,429	0
Transaction cost - director's loans	136,942	102,554	74,642
Changes in working capital items
Amounts receivable and other assets	2,227	(169,534)	(1,437)
Restricted cash	5,006	(361,284)	(63)
Accounts payable and accrued liabilities	(52,056)	767,585	245,083
Advanced contributions received	1,008,372	4,124,349	0
Balances due to related parties	(383,179)	27,250	(422,936)
Net cash provided by (used in) operating activities	1,106,301	4,806,899	(237,301)
Investing activities
Proceeds from disposition of mineral properties	0	1,690	0
Net cash provided by investing activities	0	1,690	0
Financing activities
Net proceeds from issuance of common shares pursuant to a private placement	2,769,231
Net proceeds from issuance of common shares pursuant to exercise of share purchase warrants			300,000
Proceeds from director's loan	0	350,000
Repayment of director's loans		(350,000)
Interest paid on director's loans		(47,863)
Net cash provided by (used in) financing activities	2,769,231	(47,863)	300,000
Net increase in cash	3,875,532	4,760,726	62,699
Cash, beginning balance	5,131,510	370,784	308,085
Cash, ending balance	$ 9,007,042	$ 5,131,510	$ 370,784